UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:  1
     This Amendment (Check only one.):          [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Nuance Investments, LLC
Address:     One Ward Parkway
	     Suite 126
             Kansas City, MO 64112

Form 13F File Number:  28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cheryl Vohland
Title:   Chief Compliance Officer
Phone:   913-647-9700

Signature, Place, and Date of Signing:

/s/Cheryl Vohland               Leawood, KS               November 18, 2011


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     62

Form 13F Information Table Value Total:     $128,403

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Form 13F Information Table

                                                                                               Voting Authority
                                                                                               --------------------------
                                Title                 Value     Shares/    Sh/   Put/  Invstmt Other
Name of Issuer                  of class CUSIP        (x$1000)  Prn Amt    Prn   Call  Dscretn ManagersSole    Shared  None
------------------------------  ------------------    --------  --------   ---   ----  ------- --------------------------------

3M Co                           COM      88579y101          5777    80473  SH          Sole               80473
Accenture PLC Ireland Class A   COM      g1151c101           411     7800  SH          Sole                7800
Amphenol Corp Cl A              COM      032095101           493    12090  SH          Sole               12090
Applied Materials Inc           COM      038222105          1959   189180  SH          Sole              189180
Bard C R Inc                    COM      067383109           245     2800  SH          Sole                2800
Becton Dickinson & Co           COM      075887109           260     3550  SH          Sole                3550
Bemis Inc                       COM      081437105           242     8240  SH          Sole                8240
Cabot Microelectronics Corp     COM      12709p103           335     9750  SH          Sole                9750
Campbell Soup Co                COM      134429109           386    11920  SH          Sole               11920
Capitol Federal Financial Inc   COM      14057j101          5958   564223  SH          Sole              564223
Chubb Corp                      COM      171232101          4636    77281  SH          Sole               77281
Clorox Co                       COM      189054109          1903    28690  SH          Sole               28690
Disney Walt Co Disney           COM      254687106           350    11590  SH          Sole               11590
Dover Corp                      COM      260003108           228     4900  SH          Sole                4900
Emerson Electric Co             COM      291011104           231     5590  SH          Sole                5590
EQT Corp                        COM      26884l109           393     7360  SH          Sole                7360
Franklin Resources Inc          COM      354613101           357     3730  SH          Sole                3730
Great Plains Energy Inc         COM      391164100         11472   594392  SH          Sole              594392
Hasbro Inc                      COM      418056107          3649   111900  SH          Sole              111900
HCC Insurance Holdings Inc      COM      404132102           755    27910  SH          Sole               27910
Heinz H J Co                    COM      423074103           236     4683  SH          Sole                4683
Helmerich & Payne Inc           COM      423452101           350     8610  SH          Sole                8610
Illinois Tool Works Inc         COM      452308109           472    11340  SH          Sole               11340
Imperial Oil Ltd                COM      453038408          5341   147920  SH          Sole              147920
Interline Brands Inc            COM      458743101           332    25810  SH          Sole               25810
International Game Technology   COM      459902102           343    23590  SH          Sole               23590
Johnson & Johnson               COM      478160104          5444 85476.44  SH          Sole            85476.44
Kaydon Corp                     COM      486587108          5190   180945  SH          Sole              180945
Kellogg Co                      COM      487836108           380     7140  SH          Sole                7140
Kimberly Clark Corp             COM      494368103          1818    25596  SH          Sole               25596
Landauer Inc                    COM      51476k103           856    17286  SH          Sole               17286
Lowes Cos Inc                   COM      548661107          5490   283866  SH          Sole              283866
Martin Marietta Materials Inc   COM      573284106           493     7800  SH          Sole                7800
MetLife Inc                     COM      59156r108           252     8990  SH          Sole                8990
Molex Inc                       COM      608554101           509    25012  SH          Sole               25012
Murphy Oil Corp                 COM      626717102           447    10130  SH          Sole               10130
Newell Rubbermaid Inc           COM      651229106          3252   274000  SH          Sole              274000
Northern Trust Corp             COM      665859104          7861   224728  SH          Sole              224728
Patterson Companies Inc         COM      703395103          6144   214589  SH          Sole              214589
Portland Gen Elec Co            COM      736508847           248    10460  SH          Sole               10460
Price T Rowe Group Inc          COM      74144t108           361     7560  SH          Sole                7560
Procter & Gamble Co             COM      742718109          3847    60885  SH          Sole               60885
Republic Services Inc           COM      760759100          4728   168508  SH          Sole              168508
Rockwell Collins Inc            COM      774341101          1064    20173  SH          Sole               20173
Schwab Charles Corp             COM      808513105          4283   380040  SH          Sole              380040
Sherwin Williams Co             COM      824348106           253     3400  SH          Sole                3400
Southwest Airlines Co           COM      844741108           299    37140  SH          Sole               37140
Southwestern Energy Co          COM      845467109          1479    44380  SH          Sole               44380
Steris Corp                     COM      859152100          4419   150960  SH          Sole              150960
Stryker Corp                    COM      863667101          4465    94730  SH          Sole               94730
Synopsys Inc                    COM      871607107           565    23200  SH          Sole               23200
Sysco Corp                      COM      871829107          5777   223068  SH          Sole              223068
Target Corp                     COM      87612e106           259     5280  SH          Sole                5280
Texas Instruments Inc           COM      882508104          5401   202651  SH          Sole              202651
Townebank Portsmouth VA         COM      89214p109           460    40490  SH          Sole               40490
Ultra Petroleum Corp            COM      903914109          1611    58106  SH          Sole               58106
US Ecology Inc                  COM      91732j102          2228   144007  SH          Sole              144007
Vulcan Materials Co             COM      929160109           206     7470  SH          Sole                7470
Whirlpool Corp                  COM      963320106           249     4990  SH          Sole                4990
Xilinx Inc                      COM      983919101           456    16600  SH          Sole               16600
Smith & Nephew PLC Sp ADR                83175m205           353     7910  SH          Sole                7910
Managed Portfolio Ser Nuance I           56166y206           14216376.663  SH          Sole            16376.66
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